Employment costs and provisions	12 Months Ended
Dec. 31, 2023
Disclosure Of Employee Cost And Provisions Explanatory [Abstract]
Employment costs and provisions	26 Employment costs and provisions

	Note	2023 US$m	2022 US$m	2021 US$m
Total employment costs
– Wages and salaries		5,625	5,115	4,699
– Social security costs		470	425	386
– Net post-retirement charge	28	449	559	554
– Share-based payment charge	27	144	122	126
		6,688	6,221	5,765
Less: charged within movement in provisions (see below)		(52)	(219)	(252)
Total employment costs	7	6,636	6,002	5,513

	2023			2022
Employment provisions	Pensions and post-retirement healthcare(a) US$m	Other employee entitlements(b) US$m	Total US$m	Total US$m
At 1 January	1,294	364	1,658	2,492
Adjustment on currency translation	25	7	32	(99)
Charged/(credited) to profit:
– increases to existing and new provisions	—	78	78	231
– unused amounts reversed	(6)	(20)	(26)	(12)
Utilised in year	(216)	(61)	(277)	(254)
Re-measurement losses/(gains) recognised in other comprehensive income	102	—	102	(701)
Transfers and other movements	(10)	1	(9)	1
At 31 December	1,189	369	1,558	1,658
Balance sheet analysis:
Current	68	293	361	353
Non-current	1,121	76	1,197	1,305
Total employment provisions	1,189	369	1,558	1,658
(a)The main assumptions used to determine the provision for pensions and post-retirement healthcare, and other information, including the expected level of future funding payments in respect of those arrangements, are given in note 28.
(b)The provision for other employee entitlements includes a provision for long service leave of US$296 million (2022: US$271 million), based on the relevant entitlements in certain Group operations, and includes US$17 million (2022: US$32 million) of provision for redundancy and severance payments.